Filed Pursuant to Rule 497(e)
1933 Act Registration File No. 333-182274
1940 Act File No. 811-22310

EXPLANATORY NOTE

On behalf of ETF Managers Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are XBRL exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in a supplement to the Prospectus dated July 28, 2017 for ETFMG Prime Cyber Security ETF, ETFMG Prime Mobile Payments ETF and ETFMG Prime Junior Silver ETF filed pursuant to Rule 497(e) on July 28, 2017.  The purpose of this filing is to submit the XBRL exhibits for the risk/return summary information provided in the 497(e) filing (Accession Number 0000894189-17-003712).

The XBRL exhibits attached hereto consist of the following:

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE